Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Feb. 09, 2024	Aug. 31, 2023	Feb. 28, 2023	Jan. 23, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015
Institutional Class
Account Value [Line Items]
Account Value		$ 94,136	$ 96,602	$ 86,499			$ 79,338	$ 81,655		$ 79,119	$ 84,310	$ 85,826	$ 75,974	$ 51,553	$ 49,717	$ 53,488	$ 58,021	$ 59,272	$ 56,487	$ 52,009	$ 52,997	$ 47,208	$ 41,809	$ 45,068	$ 50,000
Investor Class
Account Value [Line Items]
Account Value		104,471	104,010	97,215			90,157	88,288		82,715	86,789	86,555	79,779	64,445	58,397	61,008	60,659	62,177	57,882	55,770	55,862	51,135	46,696	46,929	50,000
Institutional Class [Default Label]
Account Value [Line Items]
Account Value	$ 108,740	109,486	94,002	101,662			85,770	91,844			89,802	89,329	82,055	66,170	59,783	62,316	61,939	63,268	58,679	56,460	56,460	51,494	46,920	47,016	50,000
Institutional class
Account Value [Line Items]
Account Value	$ 62,829	65,288	52,605		$ 57,099			49,600	$ 50,000
Class I
Account Value [Line Items]
Account Value		87,565	86,158	79,868			72,774	71,433		70,170	74,497	71,782	69,947	50,639	47,150	49,801	54,280	60,823	52,896	47,663	49,543	45,122	39,329	45,325	50,000
S&P 500 Index Select
Account Value [Line Items]
Account Value		169,281	159,539			$ 142,966	125,487	109,595		108,257	118,754	121,949	102,032	92,974	77,715	76,247	71,830	74,083	68,619	61,910	58,601	53,275	46,903	47,346	50,000
S&P 500 Index Opp Inv
Account Value [Line Items]
Account Value		169,287	159,539	142,966			125,487	109,595		108,257	118,754	121,949	102,032	92,974	77,715	76,247	71,830	74,083	68,619	61,910	58,601	53,275	46,903	47,346	50,000
S&P 500 Index Opp Inst
Account Value [Line Items]
Account Value		169,281	159,539	142,966			125,487	109,595		108,257	118,754	121,949	102,032	92,974	77,715	76,247	71,830	74,083	68,619	61,910	58,601	53,275	46,903	47,346	50,000
C B O E Sand P 500 [Member]
Account Value [Line Items]
Account Value		65,884	60,434		55,981		53,222	50,201	50,000
S&P 500 Index Enhanced
Account Value [Line Items]
Account Value		76,430	72,031		$ 64,549		56,657	49,481	$ 50,000
S&P 500 Index Texas
Account Value [Line Items]
Account Value		$ 169,281	$ 159,539	$ 142,966			$ 125,487	$ 109,595		$ 108,257	$ 118,754	$ 121,949	$ 102,032	$ 92,974	$ 77,715	$ 76,247	$ 71,830	$ 74,083	$ 68,619	$ 61,910	$ 58,601	$ 53,275	$ 46,903	$ 47,346	$ 50,000